Intangible asset (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cost, Beginning Balance	¥ 9,000	¥ 9,000
Addition	44,843,000
Cost, Ending Balance	44,852,000	9,000
Accumulated amotization, Beginning Balance	4,000	4,000
Amortization	1,000	0
Accumulated amotization, Ending Balance	5,000	4,000
Carrying Amount	44,847,000	5,000
Land Use Right [Member]
Statement [Line Items]
Cost, Beginning Balance	0	0
Addition	44,843,000
Cost, Ending Balance	44,843,000	0
Accumulated amotization, Beginning Balance	0	0
Amortization	0	0
Accumulated amotization, Ending Balance	0	0
Carrying Amount	44,843,000	0
Acquired Computer Software [Member]
Statement [Line Items]
Cost, Beginning Balance	9,000	9,000
Addition	0
Cost, Ending Balance	9,000	9,000
Accumulated amotization, Beginning Balance	4,000	4,000
Amortization	1,000	0
Accumulated amotization, Ending Balance	5,000	4,000
Carrying Amount	¥ 4,000	¥ 5,000